Fee and commission income	12 Months Ended
Mar. 31, 2017
Fee and commission income

26. Fee and commission income

Details of Fee and commission income for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	(in millions of yen)
Securities-related business	172,234	175,723	165,857
Deposits and lending business	131,491	143,763	164,573
Remittance business	110,181	109,859	108,368
Trust fees	49,827	50,496	47,379
Fees for other customer services	251,924	263,112	260,360

Total	715,657	742,953	746,537

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration services for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.

Fee and commission related to assets management business, which are included in Other noninterest income in the Group’s consolidated statement of income, for the fiscal years ended March 31, 2015, 2016 and 2017 were ¥57,998 million, ¥61,803 million and ¥79,426 million, respectively.